Employee Benefit Plans	3 Months Ended
Mar. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
401(k) Plans
The Company maintains six qualified 401(k) plans for its U.S. employees: the Redwire 401(k) plan, the Roccor 401(k) plan, the LoadPath 401(k) plan, the Oakman 401(k) plan, the DPSS 401(k) plan and the Techshot 401(k) plan. During the Successor 2021 Period, the Company matched employee contributions 50% up to 6% for the Redwire 401(k) plan and matched employee contributions 100% up to 4% for the Roccor 401(k) plan, 100% up to 6% for the LoadPath 401(k) plan, 100% up to 3% and then 50% of the next 2% for the Oakman 401(k), 100% up to 3% and then 50% of the next 2% for the DPSS 401(k) plan, and 50% up to 8% for the Techshot 401(k) plan. During the Successor 2020 Period, the Company matched employee contributions up to 50% up to 6% for the Redwire 401(k) plan. The Predecessor maintained a qualified 401(k) plan (the “Predecessor 401(k) Plan”) for its U.S. employees.
The table below presents the expense for matching contributions for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020	Period from January 1, 2020 to June 21, 2020
Expense for matching contributions, included in:
Cost of sales	$2,143	$187	$—
Selling, general and administrative	156	—	—
Total expense for matching contributions	$2,299	$187	$—